Schedule of Pre Tax Effect of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedging | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$ (5)		$ (4)		$ 0		$ 4
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	1		(1)		(4)		5
(Loss) gain recognized in earnings	0	[1]	0	[1]	0	[2]	0	[2]
Total (loss) gain recognized in earnings	1	[3]	(1)	[3]	(4)	[3]	5	[3]
Cash Flow Hedging | Natural Gas Hedges
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	(8)		(1)		(21)		(13)
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	(5)		(3)		(9)		(13)
(Loss) gain recognized in earnings	0	[1]	0	[1]	0	[2]	0	[2]
Total (loss) gain recognized in earnings	(5)	[3]	(3)	[3]	(9)	[3]	(13)	[3]
Fair Value Hedging | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)					0		0
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)					0		0
(Loss) gain recognized in earnings					0	[2]	7	[2]
Total (loss) gain recognized in earnings					0	[3]	7	[3]
Derivatives not designated as hedges | Foreign Currency Derivatives
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	0		0		0		0
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	0		0		0		0
(Loss) gain recognized in earnings	(6)	[1]	6	[1]	7	[2]	(17)	[2]
Total (loss) gain recognized in earnings	$ (6)	[3]	$ 6	[3]	$ 7	[3]	$ (17)	[3]

[1]	Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with those derivatives not designated as hedges.
[2]	Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with fair value hedges or those derivatives not designated as hedges.
[3]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.